UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/09

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.):    [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hills Bancorporation
Address: 131 Main St
               Hills IA 52235


Form 13F File Number:  028-11079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized
to submit it,
 that all information contained herein is true, correct and complete, and that it is understood that all required items,

statements,
 schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James G Pratt
Title:   Senior Vice President
Phone:   319-679-2123

Signature, Place, and Date of Signing:


___________________________________________


_______________________________          ______________



Report Type (Check only one.):


[  ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
	 reportingmanager are reported in this report.)

[X ]   13F NOTICE.  (Check here if no holdings reported are in this
	 report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the
 holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:



        Form 13F File Number	Name

        28-11079           Hills Bank & Trust Company